Income tax expense	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income tax expense

10.   Income tax expense

	31 December	31 December	31 December
	2022	2021	2020
Current income tax expense	(532,112)	(1,180,331)	(1,737,951)
Deferred income tax expense	2,147,409	608,011	818,209
Total income tax expense	1,615,297	(572,320)	(919,742)

10.  Income tax expense (continued)

Income tax relating to each component of other comprehensive income

		Tax (expense) /
31 December 2022	Before tax	benefit	Net of tax
Foreign currency translation differences	(454,364)	(538,429)	(992,793)
Change in cash flow hedge reserve	1,387,863	(54,521)	1,333,342
Change in cost of hedging reserve	(1,317,371)	263,474	(1,053,897)
Fair value reserve	(74,041)	21,841	(52,200)
Hedges of net investments in foreign operations	(316,150)	267,116	(49,034)
Remeasurements of employee termination benefits	(1,107,508)	220,835	(886,673)
	(1,881,571)	180,316	(1,701,255)

		Tax (expense) /
31 December 2021	Before tax	benefit	Net of tax
Foreign currency translation differences	4,348,030	(1,414,596)	2,933,434
Change in cash flow hedge reserve	599,593	(52,780)	546,813
Change in cost of hedging reserve	(2,354,211)	470,843	(1,883,368)
Fair value reserve	(116,813)	23,162	(93,651)
Hedges of net investments in foreign operations	(2,358,725)	511,987	(1,846,738)
Remeasurements of employee termination benefits	(328,711)	65,798	(262,913)
	(210,837)	(395,586)	(606,423)

		Tax (expense) /
31 December 2020	Before tax	benefit	Net of tax
Foreign currency translation differences	602,969	17,277	620,246
Change in cash flow hedge reserve	121,188	(10,301)	110,887
Change in cost of hedging reserve	(1,168,074)	220,269	(947,805)
Fair value reserve	(6,363)	1,245	(5,118)
Hedges of net investments in foreign operations	(810,674)	162,477	(648,197)
Remeasurements of employee termination benefits	(117,779)	23,452	(94,327)
	(1,378,733)	414,419	(964,314)

10.  Income tax expense (continued)

Reconciliation of income tax expense

	31 December	31 December	31 December
	2022	2021	2020
Profit from continuing operations before income tax expense	2,559,452	4,902,901	5,428,208
Profit before income tax expense	2,559,452	4,902,901	5,428,208

Tax at the Turkiye’s tax rate	(588,674)	(1,225,726)	(1,194,206)
Difference in overseas tax rates	119,988	25,863	(7,971)
Effect of exemptions (*)	754,032	361,465	226,745
Previously unrecognized tax losses used to reduce deferred tax expense (**)	—	—	1,488,420
Utilization of previously unrecognized tax losses	—	—	15,080
Effect of amounts which are not deductible and permanent differences	(237,579)	(748,345)	(278,604)
Change in unrecognized deferred tax assets (***)	(333,765)	(17,970)	(47,094)
Adjustments for current tax of prior years	9,684	(8,402)	62,457
Effect of increase in corporate tax rate in Turkiye	235,539	430,575	—
Tax effect of investment in associate and joint venture	(47,467)	(17,436)	(5,852)
Inflation adjustments (****)	1,705,480	624,162	(1,181,611)
Other	(1,941)	3,494	2,894
Total income tax expense	1,615,297	(572,320)	(919,742)
(*)	Effect of exemptions mainly consist of R&D discounts.
(**)

Mainly comprises the deferred tax credit of TL 1,488,420 which relates to the carried-forward tax losses of lifecell. lifecell has recorded positive taxable profits for the year ended 31 December 2020, mainly as a result of increased subscriber numbers and cost management. The Group has concluded that the deferred tax assets will be recoverable using the estimated future taxable profits based on the business plan of lifecell. The tax losses can be carried forward indefinitely and have no expiry date.

(***) Mainly comprises of unused tax losses for which no deferred tax asset has been recognized.

(****) Mainly comprises of adjustments in order to reflect the impact of the inflation restatement reporting in terms of the measuring unit current as of 31 December 2022.

On 22 April 2021, a temporary article is added to the Turkiye’s Corporate Tax Law No. 5220 which was published in the Official Gazette. The Law increases the corporate tax rate under Corporate Tax Law from the current 20% rate to 25% for the tax year 2021 and to 23% rate for the tax year 2022; the change took effect on the Law’s date of publication. It is expected to continue with 20% afterwards.

However, with the publication of the Law No. 7394 in the Official Gazette dated 15 April 2022, banks, consumer finance companies, factoring and financial leasing companies, electronic payment and money institutions, authorized foreign exchange institutions, asset management companies, capital market institutions, insurance and reinsurance companies The corporate tax rate for pension companies has been permanently increased to 25%, and this change will be valid for returns to be submitted after 1 July 2022.

10.  Income tax expense (continued)

Reconciliation of income tax expense (continued)

In Turkiye, the transfer pricing provisions have been stated under Article 13 of Corporate Tax Law with the heading of “disguised profit distribution via transfer pricing”. The General Communiqué on disguised profit distribution via Transfer Pricing, dated 18 November 2007 sets out the details of implementation.

If a taxpayer enters into transactions regarding the sale or purchase of goods and services with related parties, where the prices are not set in accordance with arm’s length principle, then related profits are considered to be distributed in a disguised manner through transfer pricing. Such disguised profit distributions through transfer pricing are not accepted as tax deductible for corporate income tax purposes.

The deduction of 100% of the research and development expenses is allowed when the taxpayers are made these expenditures exclusively for new technology and information researches.

Dividend payments of Turkish resident corporations to Turkish real persons, foreign corporations and foreign real persons are subject to 10% withholding tax. It is possible to apply reduced withholding tax rate for dividend payments made to abroad, under the scope of provisions of an applicable double taxation treaty. On the other hand, dividend payments made to Turkish resident companies are not subject to withholding tax.

Dividend income of Turkish taxpayers received from other Turkish taxpayers is exempted from corporate tax. However, dividends received from participation shares and stocks of fund and investment partnerships cannot utilize from this exemption.

The earnings arising from the sale of founding shares, redeemed shares and priority rights, which the institutions have for at least two full years in their assets are exempted from corporate tax for 75%. The earnings arising from the sale of immovables, which the institutions have for at least two full years in their assets are exempted from corporate tax for 50%. The exempted earnings are transferred to another account in any way other than being added to the capital within five years or withdrawn from the business or taxes not accrued on time due to the exception applied for the part transferred to the head office by limited taxpayer institutions are considered to be lost. The sales must be collected until the end of the second calendar year following the sale.

7352 Law on amending the Tax Procedure Law and Corporate Tax Law was enacted on 20 January 2022. It has been decided that the statutory financial statements will not be subject to inflation adjustment in the 2021 and 2022 accounting periods, including the provisional accounting periods, and in the provisional tax periods of the 2023 accounting period, regardless of whether the conditions for the inflation adjustment within the scope of the Repeated Article 298 are met. In line with the Law No. 7352, inflation adjustment will be applied to the statutory financial statements dated 31 December 2023, and the profit/loss difference arising from the inflation adjustment will not be taxed.